Goodwill and Acquired Intangible Assets - Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 437,100,000		$ 437,100,000
Accumulated Amortization	(130,100,000)		(130,100,000)
Net	307,000,000.0		307,000,000.0
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	966,800,000		966,800,000		$ 966,800,000
Amortization of intangible assets	10,100,000	$ 11,200,000	30,600,000	$ 32,500,000
Goodwill impairment loss	0	$ 0	0	$ 0
DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					437,100,000	$ 145,600,000
Accumulated Amortization					(99,500,000)	(56,900,000)
Net					337,600,000	88,700,000
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill					966,800,000	445,700,000	$ 439,700,000
Amortization of intangible assets					42,600,000	14,700,000
Pre-Acquisition ZI brand portfolio
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	33,000,000.0		33,000,000.0
Pre-Acquisition ZI brand portfolio | DiscoverOrg Holdings
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets not subject to amortization					33,000,000.0
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	268,600,000		268,600,000
Accumulated Amortization	(48,000,000.0)		(48,000,000.0)
Net	220,600,000		$ 220,600,000
Weighted Average Amortization Period			15 years
Customer relationships | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					268,600,000	95,600,000
Accumulated Amortization					(34,500,000)	(17,400,000)
Net					$ 234,100,000	$ 78,200,000
Weighted Average Amortization Period					15 years	14 years 10 months 24 days
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	163,900,000		$ 163,900,000
Accumulated Amortization	(79,200,000)		(79,200,000)
Net	84,700,000		$ 84,700,000
Weighted Average Amortization Period			6 years
Acquired technology | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					$ 163,900,000	$ 45,400,000
Accumulated Amortization					(62,500,000)	(37,500,000)
Net					$ 101,400,000	$ 7,900,000
Weighted Average Amortization Period					6 years	3 years 10 months 24 days
Brand portfolio
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,600,000		$ 4,600,000
Accumulated Amortization	(2,900,000)		(2,900,000)
Net	$ 1,700,000		$ 1,700,000
Weighted Average Amortization Period			9 years 8 months 12 days
Brand portfolio | DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					$ 4,600,000	$ 4,600,000
Accumulated Amortization					(2,500,000)	(2,000,000.0)
Net					$ 2,100,000	$ 2,600,000
Weighted Average Amortization Period					9 years 8 months 12 days	9 years 8 months 12 days